Customer Contract Related Balances - Summary of Significant Movements in Contract Assets and Liabilities (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Performance Obligations [Abstract]
Revenue recognized in the year relating to the opening contract liability balance	kr 23,461	kr 22,447
Revenue recognized relating to performance obligations satisﬁed in prior reporting periods	31	(1,148)
Aggregate amount of transaction price allocated to unsatisﬁed or partially unsatisﬁed performance obligations	kr 101,474	kr 104,519